Goodwill Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands					12 Months Ended
	Jul. 27, 2017	Sep. 15, 2016	Dec. 04, 2015	Feb. 27, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Mar. 31, 2017
Business Acquisition [Line Items]
Goodwill					$ 769,058	$ 616,088	$ 588,434
Total cash outflows					144,131	$ 54,209	$ 166,292
Assessment of valuation of contingent consideration at acquisition								$ 6,000	$ 6,000
Mapi
Business Acquisition [Line Items]
Cash	$ 19,649
Property, plant and equipment	3,410
Goodwill	129,222
Intangible assets	32,305
Accounts receivable	15,467
Unbilled revenue	8,484
Prepayments and other current assets	3,160
Other receivables	1,430
Income taxes receivable	4,262
Accounts payable	(3,166)
Payments on account	(31,341)
Other liabilities	(26,586)
Non-current other liabilities	(1,061)
Non-current deferred tax liability	(11,104)
Net assets acquired	144,131
Total cash outflows	$ 144,131
Clinical Research Management Inc.
Business Acquisition [Line Items]
Cash		$ 3,168
Property, plant and equipment		939
Goodwill		35,969
Accounts receivable		11,431
Unbilled revenue		3,868
Prepayments and other current assets		1,673
Accounts payable		(165)
Other liabilities		(5,569)
Non-current other liabilities		(7)
Net assets acquired		58,396
Other liabilities assumed		9,200
Total cash outflows		52,396
Assessment of valuation of contingent consideration at acquisition		6,000			0			$ 0
Net cash outflows		52,400
Accounts receivable acquired		300
Unbilled revenue		1,100
Other liabilities acquired		1,100
Accounts payable		500
PMG
Business Acquisition [Line Items]
Cash			$ 194
Property, plant and equipment			712
Goodwill			48,728
Accounts receivable			11,597
Prepayments and other current assets			1,329
Accounts payable			(530)
Other liabilities			(3,456)
Non-current deferred tax liability			(3,106)
Net assets acquired			65,354
Cash consideration			53,681		$ 1,600
Other liabilities assumed			10,060
Working capital adjustment			1,613
Total cash outflows			65,354
Acquisition fair value adjustment			7,700
Deferred tax liabilities			3,100
Accounts receivable acquired			1,400
Other liabilities acquired			1,200
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Property, plant and equipment				$ 1,049
Goodwill				92,084
Accounts receivable				5,240
Unbilled revenue				4,324
Prepayments and other current assets				621
Accounts payable				(749)
Payments on account				(4,186)
Deferred tax liability				(2,171)
Other liabilities				(5,483)
Net assets acquired				116,002
Cash consideration				108,717
Other liabilities assumed				11,283
Gross cash outflows				120,000
Working capital adjustment				(3,998)
Net cash outflows				116,002
Customer lists | Clinical Research Management Inc.
Business Acquisition [Line Items]
Intangible assets		4,012
Customer lists | PMG
Business Acquisition [Line Items]
Intangible assets			6,938
Customer lists | MediMedia Pharma Solutions
Business Acquisition [Line Items]
Intangible assets				22,752
Order backlog | Clinical Research Management Inc.
Business Acquisition [Line Items]
Intangible assets		1,668
Order backlog | PMG
Business Acquisition [Line Items]
Intangible assets			2,948
Order backlog | MediMedia Pharma Solutions
Business Acquisition [Line Items]
Intangible assets				$ 2,521
Brand | Clinical Research Management Inc.
Business Acquisition [Line Items]
Intangible assets		$ 1,409
Customer lists and order or production backlog | PMG
Business Acquisition [Line Items]
Customer list and order backlog assets acquired			$ 400